ACQUISITIONS IN 2013 - Senior Housing Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Managed Properties
Allocation Of Purchase Price
Investments in Real Estate	$ 268,010	[1],[2]
Resident Lease Intangibles	31,673	[1],[2]
Non-compete Intangibles	1,000	[1],[2]
Land Lease Intangibles		[1],[2]
PILOT Intangibles	3,700	[1],[2]
Other intangibles	500	[1],[2]
Assumed Mortgage Notes Payable	(43,128)	[1],[2]
Other Assets, net of Other Liabilities	(2,157)	[1],[2]
Subtotal	259,598	[1],[2]
Mortgage notes payable	(175,871)	[3]
Net assets acquired	83,727
Total acquisition related costs	6,118	[4]
Holiday Portfolio
Allocation Of Purchase Price
Investments in Real Estate	937,548	[1],[2]
Resident Lease Intangibles	57,883	[1],[2]
Non-compete Intangibles		[1],[2]
Land Lease Intangibles	3,498	[1],[2]
PILOT Intangibles		[1],[2]
Other intangibles	1,546	[1],[2]
Assumed Mortgage Notes Payable		[1],[2]
Other Assets, net of Other Liabilities		[1],[2]
Subtotal	1,000,475	[1],[2]
Mortgage notes payable	(719,350)	[3]
Net assets acquired	281,125
Total acquisition related costs	3,604	[4]
Senior Living Assets
Allocation Of Purchase Price
Investments in Real Estate	1,205,558	[1],[2]
Resident Lease Intangibles	89,556	[1],[2]
Non-compete Intangibles	1,000	[1],[2]
Land Lease Intangibles	3,498	[1],[2]
PILOT Intangibles	3,700	[1],[2]
Other intangibles	2,046	[1],[2]
Assumed Mortgage Notes Payable	(43,128)	[1],[2]
Other Assets, net of Other Liabilities	(2,157)	[1],[2]
Subtotal	1,260,073	[1],[2]
Mortgage notes payable	(895,221)	[3]
Net assets acquired	364,852
Total acquisition related costs	$ 9,722	[4]

[1]	Due to the timing of the acquisitions, for the November and December acquisitions,, Newcastle is still obtaining additional information relating to the purchase price allocation. Therefore, the review process of the purchase price allocation is not complete. Newcastle expects to complete this process within twelve months of the acquisition.
[2]	Includes $1.5 million for the fair value of an earn-out payment to the seller if the aggregate EBITDA in one of the portfolios acquired for any calendar years in which the third, fourth, fifth and/or sixth anniversary of the acquisition date occurs is equal to or in excess of an earn-out threshold, as defined within the agreement. The undiscounted earn-out payment is limited to $4.6 million, as per the agreement.
[3]	See Note 14.
[4]	Acquisition related costs are expensed as incurred and included within general and administrative expense on the consolidated statements of income.